CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	4 Months Ended	8 Months Ended	9 Months Ended		12 Months Ended
	Apr. 30, 2011	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012
Cash Flows From Operating Activities
Net income (loss) for the period	$ 8,322	$ 63,165	$ (1,987,166)	$ (1,803,104)	$ (1,669,283)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, depletion and amortization	2,778	89,376	1,657,386	293,102	506,786
Accretion expenses.	3,732	5,547	37,183	14,287	20,906
Share-based compensation	0	95,897	2,598,046	707,090	944,681
Gain on derivative put option.	0	160,000	0	0	0
Gain on change in value of Ring Energy, Inc. common stock	0	(160,000)	0	0	0
Interest expense on advances from Ring Energy, Inc.	0	3,122	0	0	0
Provision for incomes taxes	0	0	0	0	(300,324)
Changes in assets and liabilities:
Accounts receivables.	4,677	(38,744)	(1,304,357)	(39,794)	(326,943)
Prepaid expense.	0	(121,301)	(8,169)	27,537	87,845
Accounts payables.	6,907	68,140	4,056,603	1,558,156	1,081,217
Accrued compensation,	0	100,000	0	(100,000)	(100,000)
Net Cash Provided by (Used in) Operating Activities	26,416	31,256	5,049,526	510,642	(31,851)
Cash Flows from Investing Activities
Payments to purchase oil and natural gas properties	0	(5,144,565)	(4,125,676)	(124,050)	(3,684,674)
Payments to develop oil and natural gas properties	0	(317,042)	(17,356,478)	(4,711,752)	(6,532,898)
Purchase of office equipment	0	(11,133)	(82,805)	(179,078)	(159,977)
Net Cash Used in Investing Activities	0	(5,472,740)	(21,564,959)	(5,014,880)	(10,377,549)
Cash Flows From Financing Activities
Proceeds from borrowings from Ring Energy, Inc.	0	850,000	0	1,150,000	1,150,000
Proceeds from borrowings under revolving line of credit	0	9,244,428	0	0	0
Proceeds from issuance of common stock	0	0	18,978,882	11,545,983	13,009,062
Proceeds from issuance of common stock to Ring Energy, Inc. shareholders	0	0	0	10,887,561	10,887,561
Principal payments on revolving line of credit	0	0	0	(9,244,428)	(9,244,428)
Redemption of common stock	0	(4,521,572)	0	0	0
Capital contributions from shareholders	0	100,000	0	0	0
Capital distributions to owners	(26,416)	(250,000)	0	0	0
Net Cash Provided by (Used in) Financing Activities	(26,416)	5,422,856	18,978,882	14,339,116	15,802,195
Net Increase (Decrease) in Cash	0	(18,628)	2,463,449	9,834,878	5,392,795
Cash at Beginning of Period	0	30,000	5,404,167	11,372	11,372
Cash at End of Period	0	11,372	7,867,616	9,846,250	5,404,167
Cash paid for interest	0	91,097	0	93,471	221,927
Noncash Investing and Financing Activities
Oil and natural gas properties acquired	0	6,104,391	0	825,765	9,689,488
Revision of asset retirement obligation estimate	0	0	211,691	0	0
Accounts receivable acquired	0	52,278	0	0	0
Deferred tax liability assumed (net)	0	0	0	0	(1,362,665)
Accounts payable assumed	0	(32,181)	0	0	0
Asset retirement obligations assumed	0	(269,241)	309,838	(14,214)	(152,148)
Payments with Ring Energy, Inc. shares	0	(360,000)	0	(687,501)	(4,490,001)
Derivative put option incurred	0	(350,682)	0	0	0
Cash payments for oil and natural gas properties acquired	0	5,144,565	0	0	3,684,674
Issuance of common stock to Ring Energy, Inc. shareholders	0	0	0	13,095,369	13,531,760
Accounts payables assumed.	0	0	0	9,893	9,893
Less: Tax benefit	0	0	0	0	(436,391)
Less: Elimination of note payable to Ring Energy, Inc.	0	0	0	(2,003,122)	(2,003,122)
Less: Prepaid expenses acquired	0	0	0	(26,942)	(26,942)
Less: Property and equipment acquired	0	0	0	(187,637)	(187,637)
Proceeds from issuance of common stock to Ring Energy, Inc. shareholders	0	0	0	10,887,561	10,887,561
Capital contribution of Ring Energy, Inc. common stock	$ 0	$ 200,000	$ 0	$ 0	$ 0